Regulatory Order Considerations and Management's Plans - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Aug. 20, 2012	Aug. 09, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 30, 2012	May 04, 2012
Regulatory Order Considerations And Management Plans [Line Items]
Core capital			8.00%
Risk-based capital			12.00%
Brokered deposits			$ 32,095
Unpledged securities and deposits in other financial institutions			32,396
Registered common stock offering, maximum		30,000,000
Rights offering	18,000,000	24,965,000
Offering to a group of standby purchasers	4,500,000	5,035,000
Reverse stock split							0.2
Number of share purchase rights entitled to holder	14.5329	6.0474
Common stock, subscription price	1.50	1.00
Shares available to public, price per share	$ 1.50	$ 1.00
One warrant to purchase one additional share of common stock at a purchase price		$ 1.00
Exercisable period for warrants		3 years
Standby purchasers entitled to acquire		5,000,000				3,000,000
Standby purchasers entitled to acquire, purchase price	$ 1.00					$ 1.50
Purchase of shares of common stock upon the receipt, minimum		16,500,000
Rights offering period expiry date	Jul. 16, 2012
Unsubscribed shares issuing, beginning balance	Jul. 17, 2012
Purchase of shares of common stock upon the receipt, minimum	13,500,000
Sale of common stock	15,000,000		15,936,417	937,417
Common stock price per share	$ 1.50
Gross proceeds from common stock	20,221,000		20,221,000
Expenses for issuance of stock	2,279,000
Cash available			4,673,000
Redemption of TARP obligations			3,000,000
Capital contribution			$ 13,500,000
Minimum [Member]
Regulatory Order Considerations And Management Plans [Line Items]
Brokered deposits maturity date			January 2013
Maximum [Member]
Regulatory Order Considerations And Management Plans [Line Items]
Brokered deposits maturity date			August 2016